Risk management, funding and liquidity risk and market risk (Tables)	12 Months Ended
Sep. 30, 2022
Risk management, funding and liquidity risk and market risk
Summary of the Group's liquid asset holdings

A summary of the Group’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2022		2021		2022		2021
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	104,954	102,520	70,381	42,862	94,992	92,273	61,881	36,134
Trading securities and financial assets measured at FVIS	12,806	13,867	6,940	10,436	10,941	11,859	5,332	8,703
Investment securities	76,075	76,006	83,032	90,248	70,019	70,308	77,673	84,765
Other financial assets	223	121	590	282	218	74	75	196
Assets held for sale	-	10	-	-	-	-	-	-
Total on-balance sheet liquid assets	194,058	192,524	160,943	143,828	176,170	174,514	144,961	129,798
Loans[1]	63,712	63,287	66,610	65,558	58,399	57,195	58,476	56,275
Available liquid assets	257,770	255,811	227,553	209,386	234,569	231,709	203,437	186,073

1. Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand under certain circumstances.

Summary of Group's funding composition

%	2022	2021
Customer deposits	65.1	65.0
Wholesale term funding with residual maturity greater than 12 months	14.5	15.6
Wholesale funding with a residual maturity less than 12 months	12.5	10.8
Securitisation	0.5	0.6
Equity	7.4	8.0
Group's total funding	100.0	100.0

Schedule of Parent Entity's credit ratings

As at 30 September 2022 the Parent Entity’s credit ratings were:

2022	Short-term	Long-term	Outlook
Fitch Ratings	F1	A+	Stable
Moody’s Investors Service	P-1	Aa3	Stable
S&P Global Ratings	A-1+	AA-	Stable

Summary of financial assets pledged as collateral

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Cash	6,215	4,229	6,178	4,052
Cash deposit on stock borrowed	1	3	1	3
Securities (including certificates of deposit)	2,572	1,800	2,572	1,800
Securities pledged under repurchase agreements	57,902	52,213	53,480	49,262
Total amount pledged to secure liabilities	66,690	58,245	62,231	55,117

Schedule of contractual maturities of financial liabilities

Consolidated	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2022
Financial liabilities
Collateral received	6,377	1	-	-	-	6,378
Deposits and other borrowings	488,854	71,531	95,092	6,772	55	662,304
Other financial liabilities	15,330	5,443	18,698	15,726	-	55,197
Derivative financial instruments:
Held for trading	38,657	-	-	-	-	38,657
Held for hedging purposes (net settled)	(27)	22	8	16	32	51
Held for hedging purposes (gross settled):
Cash outflow	912	60	367	7,885	2,449	11,673
Cash inflow	(823)	(12)	(48)	(6,785)	(2,293)	(9,961)
Debt issues	7,390	9,007	37,599	86,499	23,085	163,580
Liabilities held for sale	31	-	-	-	-	31
Total financial liabilities excluding loan capital	556,701	86,052	151,716	110,113	23,328	927,910
Loan capital	12	191	705	7,789	36,382	45,079
Total undiscounted financial liabilities	556,713	86,243	152,421	117,902	59,710	972,989
Total contingent liabilities and commitments
Letters of credit and guarantees	11,868	-	-	-	-	11,868
Commitments to extend credit	188,183	-	-	-	-	188,183
Other	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	200,099	-	-	-	-	200,099

2021
Financial liabilities
Collateral received	2,368	-	-	-	-	2,368
Deposits and other borrowings	482,084	58,731	80,350	6,369	67	627,601
Other financial liabilities	14,621	1,243	1,803	31,870	-	49,537
Derivative financial instruments:
Held for trading	17,526	-	-	-	-	17,526
Held for hedging purposes (net settled)	24	23	119	128	14	308
Held for hedging purposes (gross settled):
Cash outflow	2,933	88	1,361	2,572	2,669	9,623
Cash inflow	(2,874)	(76)	(1,201)	(2,148)	(2,577)	(8,876)
Debt issues	2,370	3,661	38,821	65,465	25,828	136,145
Liabilities held for sale	28	-	-	-	-	28
Total financial liabilities excluding loan capital	519,080	63,670	121,253	104,256	26,001	834,260
Loan capital	6	105	1,034	6,517	30,623	38,285
Total undiscounted financial liabilities	519,086	63,775	122,287	110,773	56,624	872,545
Total contingent liabilities and commitments
Letters of credit and guarantees	11,323	-	-	-	-	11,323
Commitments to extend credit	188,768	-	-	-	-	188,768
Total undiscounted contingent liabilities and commitments	200,091	-	-	-	-	200,091

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Parent Entity	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2022
Financial liabilities
Collateral received	6,305	1	-	-	-	6,306
Deposits and other borrowings	443,462	61,097	79,411	5,313	55	589,338
Other financial liabilities	15,080	5,443	18,613	11,943	-	51,079
Derivative financial instruments:
Held for trading	39,161	-	-	-	-	39,161
Held for hedging purposes (net settled)	(18)	9	8	18	31	48
Held for hedging purposes (gross settled):
Cash outflow	883	7	51	838	792	2,571
Cash inflow	(823)	(2)	(17)	(599)	(684)	(2,125)
Debt issues	6,655	6,431	33,390	71,850	20,813	139,139
Due to subsidiaries	20,139	548	2,301	8,877	40,801	72,666
Liabilities held for sale	-	-	-	-	-	-
Total financial liabilities excluding loan capital	530,844	73,534	133,757	98,240	61,808	898,183
Loan capital	12	183	680	7,130	36,382	44,387
Total undiscounted financial liabilities	530,856	73,717	134,437	105,370	98,190	942,570
Total contingent liabilities and commitments
Letters of credit and guarantees	11,324	-	-	-	-	11,324
Commitments to extend credit	165,260	-	-	-	-	165,260
Other	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	176,632	-	-	-	-	176,632

2021
Financial liabilities
Collateral received	2,189	-	-	-	-	2,189
Deposits and other borrowings	430,949	48,187	66,438	4,966	67	550,607
Other financial liabilities	13,689	1,243	1,712	29,961	-	46,605
Derivative financial instruments:
Held for trading	17,597	-	-	-	-	17,597
Held for hedging purposes (net settled)	17	17	106	104	14	258
Held for hedging purposes (gross settled):
Cash outflow	105	67	11	577	-	760
Cash inflow	(103)	(65)	(3)	(520)	-	(691)
Debt issues	1,543	2,593	32,270	55,824	22,900	115,130
Due to subsidiaries[1]	22,974	538	1,798	5,585	24,553	55,448
Liabilities held for sale	3	-	-	-	-	3
Total financial liabilities excluding loan capital[1]	488,963	52,580	102,332	96,497	47,534	787,906
Loan capital	6	105	1,034	6,517	30,623	38,285
Total undiscounted financial liabilities[1]	488,969	52,685	103,366	103,014	78,157	826,191
Total contingent liabilities and commitments
Letters of credit and guarantees	10,796	-	-	-	-	10,796
Commitments to extend credit	163,685	-	-	-	-	163,685
Total undiscounted contingent liabilities and commitments	174,481	-	-	-	-	174,481

1.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

Schedule of expected maturities of financial assets and financial liabilities

	2022			2021
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	105,257	-	105,257	71,353	-	71,353
Collateral paid	6,216	-	6,216	4,232	-	4,232
Trading securities and financial assets measured at FVIS	18,421	5,911	24,332	14,010	7,091	21,101
Derivative financial instruments	22,977	18,306	41,283	9,955	9,398	19,353
Investment securities	21,023	55,442	76,465	8,064	75,353	83,417
Loans (net of provisions)	84,450	655,197	739,647	84,187	625,597	709,784
Other financial assets	5,626	-	5,626	6,394	-	6,394
Investment in associates	-	37	37	-	58	58
Assets held for sale	75	-	75	4,188	-	4,188
All other assets	588	14,672	15,260	1,367	14,630	15,997
Total assets	264,633	749,565	1,014,198	203,750	732,127	935,877
Liabilities
Collateral received	6,371	-	6,371	2,368	-	2,368
Deposits and other borrowings	652,582	6,547	659,129	622,505	4,450	626,955
Other financial liabilities	41,038	15,322	56,360	18,610	31,699	50,309
Derivative financial instruments	21,546	18,022	39,568	9,990	8,069	18,059
Debt issues	50,926	93,942	144,868	43,356	85,423	128,779
Liabilities held for sale	32	-	32	837	-	837
All other liabilities	2,513	3,594	6,107	3,502	3,909	7,411
Total liabilities excluding loan capital	775,008	137,427	912,435	701,168	133,550	834,718
Loan capital	1,143	30,111	31,254	3,070	25,997	29,067
Total liabilities	776,151	167,538	943,689	704,238	159,547	863,785
Net assets/(liabilities)	(511,518)	582,027	70,509	(500,488)	572,580	72,092

Note 22 Risk management, funding and liquidity risk and market risk (continued)

	2022			2021
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	95,182	-	95,182	62,754	-	62,754
Collateral paid	6,179	-	6,179	4,055	-	4,055
Trading securities and financial assets measured at FVIS	17,234	5,183	22,417	11,853	6,926	18,779
Derivative financial instruments	21,987	19,140	41,127	9,545	9,582	19,127
Investment securities	19,199	50,977	70,176	6,677	71,186	77,863
Loans (net of provisions)	63,526	588,191	651,717	63,725	554,688	618,413
Other financial assets	5,228	-	5,228	5,486	-	5,486
Due from subsidiaries[1]	14,477	39,708	54,185	10,407	36,855	47,262
Investment in subsidiaries	-	9,790	9,790	-	6,287	6,287
Investment in associates	-	33	33	-	34	34
Assets held for sale	-	-	-	1,015	-	1,015
All other assets	535	12,692	13,227	596	12,934	13,530
Total assets[1]	243,547	725,714	969,261	176,113	698,492	874,605
Liabilities
Collateral received	6,299	-	6,299	2,189	-	2,189
Deposits and other borrowings	581,577	5,168	586,745	547,101	3,086	550,187
Other financial liabilities	40,439	11,913	52,352	17,473	29,790	47,263
Derivative financial instruments	21,258	18,200	39,458	9,804	8,085	17,889
Debt issues	43,742	78,597	122,339	35,084	73,126	108,210
Due to subsidiaries[1]	21,525	36,818	58,343	24,832	25,900	50,732
Liabilities held for sale	-	-	-	10	-	10
All other liabilities	1,983	3,225	5,208	2,897	3,362	6,259
Total liabilities excluding loan capital[1]	716,823	153,921	870,744	639,390	143,349	782,739
Loan capital	1,143	29,591	30,734	3,070	25,997	29,067
Total liabilities[1]	717,966	183,512	901,478	642,460	169,346	811,806
Net assets/(liabilities)	(474,419)	542,202	67,783	(466,347)	529,146	62,799

1. Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

Summary of key parameters of VaR

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

Summary of aggregate VaR, by risk type as it relates to traded market risk

Consolidated and Parent Entity	2022			2021			2020
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	20.2	5.0	9.2	28.7	5.1	12.9	25.5	7.0	14.6
FX risk	8.3	0.3	2.5	8.7	0.6	2.0	11.7	0.5	4.0
Equity risk	0.1	0.0	0.0	3.2	0.0	0.2	0.7	0.0	0.2
Commodity risk[1]	4.0	1.5	2.5	7.9	0.4	1.2	3.4	0.6	1.9
Other market risks[2]	6.5	1.4	2.9	23.8	1.6	10.3	32.9	2.4	14.6
Diversification effect	n/a	n/a	(6.5)	n/a	n/a	(8.7)	n/a	n/a	(14.9)
Net market risk	21.2	5.4	10.6	41.5	5.9	17.9	42.0	7.1	20.4

1.	Includes electricity risk. Closure of the electricity business was completed in 2020.
2.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

Summary of net interest income-at-risk (NaR) as it relates to non-traded market risk

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2022[3]				2021
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.40	1.67	(1.90)	(1.01)	3.35	3.35	(0.12)	1.04
Parent Entity	1.27	1.53	(2.03)	(0.71)	2.86	2.86	(0.30)	0.51

3.

Revisions were made to the NaR Model in the latter half of 2022 to align with the changed rate environment. The timing of these revisions has resulted in the average exposures for the full year of 2022 presenting less income at risk than for 2021.

Summary of VaR for IRRBB as it relates to non-traded market risk

	2022				2021
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	64.5	81.0	53.7	66.4	63.7	224.3	59.7	127.8

Schedule of financial instruments impacted by IBOR reform post transition date

Financial instruments impacted by IBOR reform post transition date

Derivatives

The following table summarises the Group’s derivative financial instrument exposures that are impacted by IBOR reform that are yet to transition to ARR. While these exposures reference benchmark rates impacted by the IBOR reform as at 30 September 2022, almost all have bilateral adherence from our counterparties to the fallback clauses issued by the International Swaps and Derivatives Association (ISDA) in the ISDA 2020 IBOR Fallbacks Protocol which provides a standardised process to identify the appropriate ARR at the relevant benchmark transition date.

	Consolidated and Parent Entity
	Trading		Hedging
	Asset	Liability	Asset	Liability
Benchmark	(Carrying	(Carrying	(Carrying	(Carrying	Notional
$m	amount)	amount)	amount)	amount)	amount
2022
USD LIBOR	14,009	13,416	321	3,643	38,037
Other	92	77	-	-	-
Total impacted by IBOR reform post transition date	14,101	13,493	321	3,643	38,037
2021
USD LIBOR[1]	6,696	4,907	1,219	221	36,004
GBP LIBOR	315	527	37	-	2,099
Other	212	111	37	-	2,823
Total impacted by IBOR reform post transition date[2]	7,223	5,545	1,293	221	40,926

1.

The Group’s primary exposure to USD LIBOR as of 30 September 2021 was to settings with a transition date of 30 June 2023. The Group had no material exposures to USD LIBOR that had a 31 December 2021 transition date (i.e. 1-week and 2-month settings).

2.

Included in the table above for 30 September 2021 are cross currency swaps with a total carrying amount of $321 million derivative assets and $325 million derivative liabilities for Consolidated and Parent Entity that had exposure to IBOR reform on both the currencies referenced in the swap arrangement. The carrying amount was included in the table based on the currency of the receive leg of the swap and was primarily comprised of USD/GBP LIBOR swaps with a carrying amount of $240 million derivative assets and $282 million derivative liabilities for Consolidated and Parent Entity. Other currency pairs had a carrying value of $81 million derivative assets and $43 million derivative liabilities for Consolidated and Parent Entity.

For hedging derivatives, the extent of the risk exposure also reflects the notional amounts of related hedging instruments.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Non-derivatives

The following tables summarise the Group’s non-derivative financial instrument exposures that are impacted by IBOR reform that are yet to transition to ARR. The Group is engaging with its customers and counterparties to transition or include appropriate fallback provisions. Due to the nature of these contracts, these fallback provisions will be determined bilaterally with the customer or counterparty rather than the standardised basis provided by the ISDA protocols applicable to our derivative contracts.

	Non-derivative exposures
Benchmark	Financial assets	Financial liabilities	Undrawn credit commitments[1]
$m	(Carrying amount)	(Carrying amount)	(Notional contractual amount)
Consolidated
2022
USD LIBOR	3,029	1,551	819
Other	9	-	-
Total impacted by IBOR reform post transition date	3,038	1,551	819
2021
USD LIBOR[2]	3,083	1,399	366
GBP LIBOR	267	-	182
Other	33	-	5
Total impacted by IBOR reform post transition date	3,383	1,399	553
Parent Entity
2022
USD LIBOR	2,884	1,500	813
Other	9	-	-
Total impacted by IBOR reform post transition date	2,893	1,500	813
2021
USD LIBOR[2]	2,846	1,344	364
GBP LIBOR	254	-	181
Other	15	-	4
Total impacted by IBOR reform post transition date	3,115	1,344	549

1.

Where a multi-currency facility has been partially drawn down and references a benchmark rate impacted by the IBOR reform, the undrawn balance has been included in the table above for undrawn credit commitments impacted by IBOR reform based on the currency of the drawn portion. These balances do not include balances for multi-currency facilities which are yet to be drawn down and where it is not known whether a customer will choose to drawn down funds linked to an IBOR benchmark.

2.

The Group’s primary exposure to USD LIBOR as of 30 September 2021 was to settings with a transition date of 30 June 2023. The Group had no material exposures to USD LIBOR that had a 31 December 2021 transition date (i.e. 1-week and 2-month settings).